Issuance of common units and Series A Preferred Units (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jan. 26, 2018
Payment of Financing and Stock Issuance Costs		$ 404
Maximum Offering Amount			$ 120,000
Agent [Member]
Sales Commissions		$ 400
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units	16,875	229,606
Shares Issued, Price Per Share	$ 18.23	$ 18.23
Proceeds from Issuance of Preferred Limited Partners Units	$ 300
Share Price	$ 18.36	$ 18.36
Common Stock, Shares, Issued	171,375	171,375
Sales Commissions		$ 3,100
Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	478,874
Shares Issued, Price Per Share	$ 25.84	$ 25.84
Proceeds from Issuance of Preferred Limited Partners Units	$ 12,100
Share Price	$ 25.64	$ 25.64
Payment of Financing and Stock Issuance Costs	$ 200	$ 364
Sales Commissions		$ 20,000
Preferred Stock, Shares Issued	788,026	788,026